Debt Instruments Issued and Other Financial Liabilities - Schedule of Senior Bonds, by Currency (Detail) - CLP ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 6,204,856	$ 6,408,356
Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	5,092,979	5,289,084
Hungary, Forint | Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	4,134,994	4,273,637
CLP [member] | Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	399,992	481,083
COP [member] | Senior bond [member]
Disclosure of detailed information about borrowings [line items]
Debt Securities	$ 557,993	$ 534,364